November 26, 1997

Report to Shareholders:

   During the third calendar quarter ended September 30, 1997 the Fund's total return was 9.16% compared to 7.49% for the Standard & Poor's 500 and 14.88% for the Russell 2000.

   For the six months ended September 30, 1997, the Fund's total   return   was
26.68%. In comparison, the S&P 500  increased  26.27%  and   the  Russell  2000
increased 33.50%.  Cash at September 30 was 3.24% of net assets.

   Long-term performance  of the Fund  is shown below  for time periods   ended
September 30, 1997 as well as the one year return.

                                                              Average Annual Total Return*
                                                              ----------------------------
                                                                                             July 14, 1969**
                                                   1 year    5 years    10 years    15 Years     28.2 years
                                                  ----------------------------------------------------------
   Nicholas Fund
      (Distributions Reinvested) ...........       +36.35%   +18.84%    +14.89%    +17.61%      +14.23%
   Standard & Poor's 500 ...................       +40.43%   +20.75%    +14.74%    +18.61%      +12.58%
      (Dividends Reinvested)
   Russell 2000 (Dividends Reinvested) .....       +33.19%   +20.51%    +12.23%    +15.38%        N/A
   Consumer Price Index ....................       + 2.15%   + 2.70%    + 3.46%    + 3.40%      + 5.39%
   Ending value of $10,000 invested in
   Nicholas Fund (Distributions Reinvested)        $13,635   $23,708    $40,080    $113,914     $426,862


   As    was  stated  in   the   May  1997   Report  to  Shareholders,  large
company stocks were continuing to outperform small company stocks. Since then the opposite has occurred. This trend is favorable for Nicholas Fund since we tend to include the ownership of small and mid-size stocks. Two other characteristics of the current stock market; high price volatility and extreme sensitivity of individual stocks to company specific developments; are creating investment opportunities. We are attempting to benefit from this situation while staying true to our investment philosophy. Lastly, we are pleased to announce that we have been named to the annual Forbes Honor Roll for the thirteenth time in the last sixteen years. We believe consistency of philosophy and performance over the long-term are the reasons for this accomplishment.

   Management  would  like to thank  all shareholders for the confidence they
have  placed  in  the  long-term  investment   philosophy  of  the  Fund.  We
appreciate your patience and support.


                                                       Sincerely,

                                                   /s/ Albert O. Nicholas
                                                       -------------------
                                                       Albert O. Nicholas
                                                       President

   *Total returns are historical and include change in share price and reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.
  **Date of initial public offering.  Starting time period for Standard
    & Poor's 500 and the Consumer Price Index is June 30, 1969.


---------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)
---------------------------------------------------------------------

                                              Six Months
                                            Ended 9/30/97              Year ended March 31,
                                            ----------------------------------------------------------------------
                                             (Unaudited)     1997     1996     1995     1994      1993      1992

NET ASSET VALUE, BEGINNING OF PERIOD          $67.11         $63.81   $52.22   $51.10   $52.91    $49.68    $42.99
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .18            .40      .57      .69      .74       .75       .70
  Net gains or (losses) on securities

     (realized and unrealized)                 17.53           8.64    15.68     4.46     (.68)     5.20      7.49
                                              ------         ------   ------   ------   ------    ------    ------
     Total from investment operations          17.71           9.04    16.25     5.15      .06      5.95      8.19
                                              ------         ------   ------   ------   ------    ------    ------
  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                         (.14)          (.42)    (.57)    (.71)    (.82)     (.68)     (.68)
  Distributions (from capital gains)           (1.06)         (5.32)   (4.09)   (3.32)   (1.05)    (2.04)     (.82)
                                              ------         ------   ------   ------   ------    ------    ------
     Total distributions                       (1.20)         (5.74)   (4.66)   (4.03)   (1.87)    (2.72)    (1.50)
                                              ------         ------   ------   ------   ------    ------    ------
NET ASSET VALUE, END OF PERIOD                $83.62         $67.11   $63.81   $52.22   $51.10    $52.91    $49.68
                                              ------         ------   ------   ------   ------    ------    ------
                                              ------         ------   ------   ------   ------    ------    ------
TOTAL RETURN                                   26.68%**      14.68%   32.38%   10.88%    0.04%    12.41%    19.33%


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)    $4,997.7        $3,989.5 $3,655.3 $3,004.4 $2,941.2  $3,013.4  $2,234.1
     Ratio of expenses to average net asset      .72%*          .72%     .74%     .77%     .78%      .76%      .78%
     Ratio of net investment income
       to average net assets                     .47%*          .61%     .87%    1.34%    1.40%     1.53%     1.60%
     Portfolio turnover rate                   16.65%*        15.18%   25.70%   29.82%   33.39%    10.20%    14.58%
     Average commission rate paid by the
       Fund on portfolio investment
       transactions***                        $0.0484        $0.0473  $0.0492  --       --        --        --

  *Annualized.
 **Not annualized.
***Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.



          The accompanying notes to financial statements are an integral part of these statements.






---------------------------------------------------------------------
Top Ten Equity Holdings
September 30, 1997 (Unaudited)
---------------------------------------------------------------------
                                        Percentage of
                                      Total Net Assets
Mercury General Corporation                 4.42%
Freddie Mac                                 4.25
Fannie Mae                                  4.23
General Motors Corporation - Class H        3.37
Travelers Group Inc.                        2.96
Tyco (US) International Ltd.                2.88
SunAmerica, Inc.                            2.59
Berkshire Hathaway Inc.                     2.33
Circuit City Stores, Inc.                   2.22
Wells Fargo & Company                       2.20
                                           ------
     Total of top ten holdings             31.45%

---------------------------------------------------------------------
Schedule of Investments
September 30, 1997 (unaudited)
---------------------------------------------------------------------

 Shares or                                           Quoted
 Principal                                           Market
   Amount                                            Value
-------------                                      ----------
                                                   (Note 1(a))

COMMON STOCKS - 95.81%

             Agriculture - 0.98%
  1,250,000  Monsanto Company                      48,750,000
                                                -------------

             Banks and Finance - 22.27%
    272,000  Edwards (A.G.), Inc.                  13,974,000
  4,500,000  Fannie Mae                           211,500,000
  1,528,875  Fifth Third Bancorp                   99,950,203
    891,400  Firstar Corporation                   32,313,250
  6,021,200  Freddie Mac                          212,247,300
  2,084,000  Marshall & Ilsley Corporation        105,502,500
    200,000  Merrill Lynch & Co., Inc.             14,837,500
  1,000,000  Norwest Corporation                   61,250,000
    645,000  Security Capital Corporation (WI) +   71,353,125
  2,168,000  Travelers Group Inc.                 147,966,000
    336,900  U.S. Bancorp                          32,510,850
    400,000  Wells Fargo & Company                110,000,000
                                                -------------
                                                1,113,404,728
                                                -------------
             Business Services - 3.19%
     686,000  Cintas Corporation                   50,592,500
     66,600  Cresent Operating, Inc. *              1,340,325
    200,000  Interim Services Inc. *                5,625,000
  2,762,400  Wallace Computer Services, Inc. +    101,863,500
                                                -------------
                                                  159,421,325
                                                -------------
             Consumer Products and Services - 7.46%
    450,000  American Express Company              36,843,750
  1,668,300  Cooper Tire & Rubber Company          44,314,219
    833,900  CSS Industries, Inc. * +              30,333,112
    550,000  Gillette Company (The)                47,471,875
    500,000  Kimberly-Clark Corporation            24,468,750
    755,000  Leggett & Platt, Incorporated         33,644,688
    570,000  Nike, Inc. - Class B                  30,210,000
  1,692,600  Valspar Corporation (The)             53,105,325
    898,400  Walt Disney Company (The)             72,433,500
                                                -------------
                                                  372,825,219
                                                -------------
             Food and Beverage - 3.75%
    800,000  Coca-Cola Company (The)               48,750,000
  1,683,000  International Dairy
             Queen, Inc.-Class A * +               39,576,755
    720,000  International Dairy
             Queen, Inc.-Class B * +               17,820,000
  1,710,500  McDonald's Corporation                81,462,562
                                                -------------
                                                  187,609,317
                                                -------------
             Health Care Products - 7.34%
  1,000,000  Abbott Laboratories                   63,937,500
    568,000  American Home Products Corporation    41,464,000
  1,000,000  Amgen Inc. *                          47,937,500
  1,411,800  Elan Corporation plc *                70,678,237
    400,000  Medtronic, Inc.                       18,800,000
    900,000  Pfizer Inc.                           54,056,250
  1,600,000  Stryker Corporation                   69,900,000
                                                -------------
                                                  366,773,487
                                                -------------
             Health Care Services - 8.41%
  2,376,300  Apria Healthcare Group, Inc. *        32,080,050
    903,150  Cardinal Health, Inc.                 64,123,650
    422,900  Health Care and Retirement
             Corporation *                         15,726,594
  1,193,750  Health Management Associates,
             Inc. - Class A *                      37,752,344
  2,570,000  Magellan Health Services, Inc. * +    81,597,500
  1,940,100  MedPartners, Inc. *                   41,590,894
  2,985,000  Quorum Health Group, Inc. *           72,945,937
  1,802,905  Vencor,Inc. *                         74,369,831
                                                -------------
                                                  420,186,800
                                                -------------
             Industrial Products and Services - 5.93%
  1,000,000  Airgas, Inc. *                        16,937,500
    468,600  General Cable Corporation             16,635,300
    900,000  Marshall Industries * +               34,875,000
    220,000  Solutia Inc.                           4,400,000
  1,178,325  Thermo Electron Corporation *         47,133,000
  1,753,900  Tyco International (US) Inc.         143,929,419
  1,330,200  Wausau Paper Mills Company            32,589,900
                                                 -------------
                                                  296,500,119
                                                 -------------
             Insurance - 10.84%
    838,777  Foremost Corporation of America +     49,487,843
  2,522,800  Mercury General Corporation +        220,745,000
    794,800  Mutual Risk Management Ltd.           40,385,775
    305,000  Progressive Corporation (The)         32,673,125
  1,368,500  Protective Life Corporation           69,109,250
  3,300,000  SunAmerica, Inc.                     129,318,750
                                                -------------
                                                  541,719,743
                                                -------------
             Investment Management - 1.16%
    619,950  Franklin Resources, Inc.              57,732,844
                                                -------------

             Media, Communications and Entertainment - 5.41%
    250,000  Cincinnati Bell Inc.                   7,109,375
  2,550,000  General Motors Corporation - Class H 168,618,750
  1,623,100  LCI International, Inc. *             43,215,038
  1,357,100  Loral Space & Communications Ltd.     27,990,187
    415,466  Pulitzer Publishing Company           23,473,829
                                                -------------
                                                  270,407,179
                                                -------------
             Real Estate - 1.79%
    969,000  Crescent Real Estate Equities, Inc.   38,881,125
    619,800  National Health Investors, Inc.       24,094,725
  1,000,000  Reckson Associates Realty Corp.       26,625,000
                                                -------------
                                                   89,600,850
                                                -------------
             Retail Trade - 8.56%
  1,800,000  AutoZone, Inc. *                      54,000,000
  2,750,000  Circuit City Stores, Inc. -
             Circuit City Group                   110,859,375
    656,500  Circuit City Stores, Inc.-
             CarMax Group *                        10,873,281
  1,250,000  Consolidated Stores Corporation *     52,343,750
  1,200,000  Home Depot, Inc. (The)                62,550,000
  1,262,000  Kohl's Corporation *                  89,602,000
  1,093,300  OfficeMax, Inc. *                     16,604,494
  1,200,000  Walgreen Co.                          30,750,000
                                                -------------
                                                  427,582,900
                                                -------------
             Technology - 5.07%
  1,270,000  Electronic Data Systems Corporation   45,085,000
  1,000,000  Hewlett-Packard Company               69,562,500
    800,000  Intel Corporation                     73,850,000
    900,000  Motorola, Inc.                        64,687,500
                                                -------------
                                                  253,185,000
                                                -------------
             Transportation - 0.70%
  1,272,089  Heartland Express, Inc. *             35,141,459
                                                -------------
             Miscellaneous - 2.95%
      2,600  Berkshire Hathaway Inc. Class A*     116,480,000
    900,000  Leucadia National Corporation         30,937,500
                                                -------------
                                                  147,417,500
                                                -------------
               TOTAL COMMON STOCKS
                (cost $2,218,705,386)           4,788,258,470
                                                -------------
CONVERTIBLE BONDS - 0.95%
$12,140,000   National HealthCare L.P.
               6.00%, due July 1, 2000
                   (cost $24,763,363)              47,239,775
                                                -------------
SHORT-TERM INVESTMENTS - 3.05%
            Commercial Paper - 2.92%
 10,000,000  Cooper Industries, Inc.
              6.40%, due October 1, 1997           10,000,000
  5,000,000  Lockheed Martin Corporation
              5.68%, due October 1, 1997            5,000,000
  4,000,000  Lockheed Martin Corporation
              5.68%, due October 6, 1997            3,996,844
  3,000,000  Boston Scientific Corporation
              5.67%, due October 7, 1997            2,997,165
  7,000,000  Mattel, Inc.
              5.68%, due October 7, 1997            6,993,373
10,000,000  American Bankers Insurance Group, Inc.
              5.73%, due October 9, 1997            9,987,267
 5,000,000  Mattel, Inc.
              5.67%, due October 9, 1997            4,993,700
 5,750,000  Tyson Foods, Inc.
              5.63%, due October 9, 1997            5,742,806
 4,000,000  Hughes Electronics Corporation
              5.71%, due October 14, 1997           3,991,752
 5,900,000  HarnischfegerIndustries, Inc.
              5.70%, due October 15, 1997           5,886,922
10,186,000  American Bankers Insurance Group, Inc.
              5.73%, due October 16, 1997          10,161,681
 4,000,000  Banta Corporation
              5.70%, due October 17, 1997           3,989,867
 5,000,000  Quad/Graphics, Inc.
              5.70%, due October 20, 1997           4,984,958
10,990,000  Fiserv, Inc.
              5.70%, due October 21, 1997          10,955,198
 5,000,000  Schreiber Foods, Inc.
              5.70%, due October 22, 1997           4,983,375
 3,300,000  Banta Corporation
              5.70%, due October 23, 1997           3,288,505
 5,000,000  Banta Corporation
              5.70%, due October 24, 1997           4,981,792
 5,500,000  Cox Enterprises, Inc.
              5.70%, due October 27, 1997           5,477,358
 5,000,000  Crown, Cork & Seal Co., Inc.
              5.72%, due October 28, 1997           4,978,550
 4,000,000  Banta Corporation
              5.70%, due October 29, 1997           3,982,267
14,000,000  Tyson Foods, Inc.
              5.66%, due October 30, 1997          13,936,168
 4,000,000  Mattel, Inc.
              5.72%, due November 3, 1997           3,979,027
 5,500,000  Boston Scientific Corporation
              5.70%, due November 4, 1997           5,470,391
 5,000,000  Lockheed Martin Corporation
              5.68%, due November 6, 1997           4,971,600
                                                -------------
                                                  145,730,566
                                                -------------
               Variable Rate Demand Notes - 0.13%
       207,640  General Mills, Inc.
                 5.13%  due October 1, 1997           207,640
     3,944,775  Johnson Controls, Inc.
                 5.17%, due October 1, 1997         3,944,775
       804,797  Pitney Bowes Credit Corporation
                 5.14%, due October 1, 1997           804,797
     1,791,710  Warner-Lambert Company
                 5.13%, due October 1, 1997         1,791,710
                                                -------------
                                                    6,748,922
                                                -------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $151,953,237)            152,479,488
                                                -------------
                  TOTAL INVESTMENTS
                   (cost $2,395,421,986)        4,987,977,733
                                                -------------
               CASH AND RECEIVABLES, NET OF
                 LIABILITIES - 0.19%                9,700,995
                                                -------------
                 TOTAL NET ASSETS (Basis of
                  percentages disclosed above) $4,997,678,728
                                                -------------
                                                -------------
* Nondividend paying security.
+ This company is affiliated with the Fund as defined in Section 2(a)(3)
  of the Investment Company Act of 1940, in that the Fund holds  5%   or
  more of its outstanding voting securities.


             The accompanying notes to financial statements are an
                      integral part of this schedule.

Statement of Assets and Liabilities
September 30, 1997 (unaudited)
---------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a)) -
          Nonaffiliated issuers (cost $2,120,798,439) -
            see accompanying schedule of investments...................................         $4,340,325,898
          Affiliated issuers (cost $274,623,547)
            see accompanying schedule of investments (Note 5)..........................            647,651,835
                                                                                                 -------------
               Total investments.......................................................          4,987,977,733
                                                                                                 -------------
     Cash..............................................................................              1,065,151
                                                                                                 -------------
     Receivables --
          Investment securities sold...................................................             13,661,540
          Dividends and interest.......................................................              3,622,469
                                                                                                 -------------
               Total receivables.......................................................             17,284,009
                                                                                                 -------------
               Total assets............................................................          5,006,326,893
                                                                                                 -------------
LIABILITIES:
     Payables --
          Investment securities purchased..............................................              5,408,630
          Management fee (Note 2)......................................................              2,550,956
          Other payables and accrued expenses..........................................                688,579
                                                                                                 -------------
               Total liabilities.......................................................              8,648,165
                                                                                                 -------------
               Total net assets........................................................         $4,997,678,728
                                                                                                 -------------
                                                                                                 -------------
NET ASSETS CONSIST OF:
      Fund shares issued and outstanding...............................................         $2,223,534,530
      Net unrealized appreciation on investments (Note 3)..............................          2,592,029,496
      Accumulated undistributed net realized gains on investments......................            174,737,399
      Accumulated undistributed net investment income..................................              7,377,303
                                                                                                 -------------
                                                                                                $4,997,678,728
                                                                                                 -------------
                                                                                                 -------------
NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized)
     offering price and redemption price ($4,997,678,728/59,767,121 shares
     outstanding)....................................................................                   $83.62
                                                                                                        ------
                                                                                                        ------

              The accompanying notes to financial statements are an
                       integral part of this statement.



Statement of Operations
For the Six Months Ended September 30, 1997 (unaudited)
---------------------------------------------------------------------

INCOME:
     Dividends --
          Nonaffiliated issuers .............................................................$   17,719,689
          Affiliated issuers (Note 5)........................................................     3,194,828
     Interest................................................................................     6,213,467
                                                                                              -------------
                                                                                                 27,127,984
                                                                                              -------------
EXPENSES:
     Management fee (Note 2).................................................................    14,999,427
     Transfer agent fees.....................................................................       985,585
     Custodian fees..........................................................................       131,909
     Postage and mailing fees................................................................       121,411
     Registration fees.......................................................................        93,109
     Printing................................................................................        44,144
     Telephone...............................................................................        21,495
     Legal fees..............................................................................        15,774
     Audit and tax consulting fees...........................................................        11,975
     Directors' fees.........................................................................         3,797
     Other operating expenses................................................................           201
                                                                                                 16,428,827
                                                                                               ------------
               Net investment income.........................................................    10,699,157
                                                                                               ------------
NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):
     Nonaffiliated issuers ..................................................................   164,390,942
     Affiliated issuers (Note 5) ............................................................    10,492,541
                                                                                              -------------
                                                                                                174,883,483
                                                                                              -------------
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.......................................   874,420,460
                                                                                              -------------
     Net gain on investments................................................................. 1,049,303,943
                                                                                              -------------
     Net increase in net assets resulting from operations..................................  $1,060,003,100
                                                                                              -------------
                                                                                              -------------

               The accompanying notes to financial statements are an
                         integral part of this statement.


Statements of Changes in Net Assets
For the Six Months Ended September 30, 1997 (unaudited)
  and the Year Ended March 31, 1997
---------------------------------------------------------------------

                                                                           Six Months
                                                                          Ended 9/30/97
                                                                           (Unaudited)              1997
                                                                         --------------          -----------
OPERATIONS:
    Net investment income................................................ $   10,699,157      $   23,381,414
    Net realized gains on investments (Note 1 (b)).......................    174,883,483         221,339,536
    Net increase in unrealized appreciation on investments...............    874,420,460         282,923,851
             Net increase in net assets resulting                          -------------       -------------
               from operations...........................................  1,060,003,100         527,644,801

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.1407 and $0.4179 per share, respectively)......................     (8,350,251)       (24,092,988)
    Distributions from net realized gains on investment transactions
      ($1.0643 and $5.3166 per share, respectively)......................    (63,180,320)      (305,905,425)
                                                                           -------------      -------------
             Total distributions.........................................    (71,530,571)      (329,998,413)
                                                                           -------------      -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (1,825,219 and 3,206,018
      shares, respectively)..............................................    137,014,418         193,274,295
    Net asset value of shares issued in distributions from net investment income and net realized gains (929,488 and 4,795,847 shares,
      respectively) .....................................................     67,285,626         310,941,521
    Cost of shares redeemed (2,431,012 and 5,842,762 shares,
      respectively)......................................................   (184,582,545)       (367,673,135)
             Increase in net assets derived from capital share             -------------       -------------
               transactions                                                   19,717,499         136,542,681
                                                                           -------------       -------------
             Total increase in net assets                                  1,008,190,028         334,189,069
                                                                           -------------       -------------
NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $5,028,397 and $5,739,971, respectively)........... 3,989,488,700       3,655,299,631
                                                                           -------------       -------------
NET ASSETS, at the end of the period (including undistributed net investment
  income of $7,377,303 and $5,028,397, respectively)......................$4,997,678,728      $3,989,488,700
                                                                           -------------       -------------
                                                                           -------------       -------------

             The accompanying notes to financial statements are an
                       integral part of these statements.

Notes to Financial Statements
September 30, 1997 (unaudited)
---------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potencial. The following is a summary of the significant accounting policies of the Fund:

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimated.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million and 2/37th of 1% (.65 of 1% on an annual basis) of the average net asset value in excess of $50 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of September 30, 1997, based on investment cost for Federal tax purposes is as follows:

         Aggregate gross unrealized appreciation on investments...........    $2,617,533,001
         Aggregate gross unrealized depreciation on investments...........       (25,503,505)
                                                                               -------------
              Net unrealized appreciation ................................    $2,592,029,496
                                                                               -------------
                                                                               -------------

(4) Investment Transactions --
    For the six months ended September 30, 1997, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $364,267,329 and $463,977,941, respectively.

(5) Transactions with Affiliates --
    Following is an analysis of transactions for the six months ended September 30, 1997 with "affiliated companies" as defined by the Investment Company Act of 1940:



                                                                                                 Amount of
                                              Share Activity                        Amount of    Capital Gain
                                 ---------------------------------------------      Dividends    Realized
                                 Balance                             Balance         Credited    on Sale
    Security Name                3/31/97       Purchases   Sales     9/30/97        to Income    of Shares
    -------------                -------       ---------   -----     -------        ---------    ---------
    CSS Industries, Inc.           789,200      44,700     --          833,900       $    --      $   --
    Formost Corporation of
      America                      888,777       --         50,000     838,777          466,440       700,900
    Heilig-Meyers Company (a)    3,150,000       --      3,150,000       --             206,500     9,791,641
    International Dairy
      Queen, Inc.
      Class A                    1,683,000       --        --        1,683,000            --             --
      Class B                      720,000       --        --          720,000            --             --
    Magellan Health Services Inc.2,570,000       --        --        2,570,000            --             --
    Marshall Industries            900,000       --        --          900,000            --             --
    Mercury General Corporation  2,522,800       --        --        2,522,800        1,463,224          --
    Security Capital
      Corporation (WI) (b)         645,000       --        --          645,000          387,000          --
    Wallace Computer
      Services, Inc.             1,985,200     777,200     --        2,762,400          671,664          --
                                                                                     ----------   -----------
                                                                                     $3,194,828   $10,492,541
                                                                                     ----------   -----------
                                                                                     ----------   -----------

(a) As of September 30, 1997, the Fund is no longer affiliated with this company.
(b) Subsequent to the report date, Security Capital Corporation merged with Marshall & Ilsley Corporation. The Fund received cash and shares of Marshall & Ilsley Corporation in consideration for the shares of Security Capital Corporation.

Historical Record (Unaudited)
---------------------------------------------------------------------

                                              Net Investment                      Dollar
                                  Net             Income       Capital Gain      Weighted         Growth of An
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    -------------    -------------    --------------   ---------------
July, 14, 1969*..............   $ 6.59        $  --            $  --               --             $ 10,000
March 31, 1986...............    35.26         0.5750           0.6100            15.8 times        87,699
March 31, 1987...............    39.94         0.8820           0.1870            16.3             102,386
March 31, 1988...............    32.15         1.8400           4.0340            14.1              98,557
March 31, 1989...............    35.27         1.0250           0.4510            13.2             113,155
March 31, 1990...............    37.72         0.9240           1.0540            14.9             127,360
March 31, 1991...............    42.99         0.7900           0.2250            16.9             149,179
March 31, 1992...............    49.68         0.6790           0.8240            19.4             178,015
March 31, 1993...............    52.91         0.6790           2.0420            18.5             200,098
March 31, 1994...............    51.10         0.8175           1.0470            16.7             200,182
March 31, 1995...............    52.22         0.7070           3.3170            17.2             221,970
March 31, 1996...............    63.81         0.5650           4.0945            21.0             293,836
March 31, 1997..............     67.11         0.4179           5.3166            21.7             336,973
September 30, 1997...........    83.62         0.1407 (a)       1.0643 (a)        25.9             426,862


    *Date of Initial Public Offering.
   **Based on latest 12 months accomplished earnings.
  ***Assuming reinvestment of all distibutions.

 (a) Paid May 21, 1997 to shareholders of record May 15, 1997.


     Range in quarter end price/earnings
     ratios since December 31, 1974
          High                          Low
  ------------------------        -------------------
  September 30, 1997  25.9        March 31, 1982  8.3


AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                           Nicholas II
                                                                   ______________________________
     $1,000 initial investment on                                     7-14-69        9-30-87
     $100 invested on the last day of each month following
          the date of the initial investment (in years)                 28.2           10
     Total cash invested                                              $ 34,900       $13,000
     Total dividends and capital gains distributions reinvested       $206,388       $ 6,973
     Total full shares owned 9/30/97                                     7,613           417
     Total market value on 9/30/97                                    $636,624       $34,884

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

              NICHOLAS FAMILY OF FUNDS DECEMBER DISTRIBUTION SCHEDULE
              -------------------------------------------------------
    FUND           RECORD DATE       EX-DIVIDEND DATE          PAYMENT DATE
  ---------        -----------       ----------------          -------------
NICHOLAS II         12/24/97            12/26/97                 12/31/97
NICHOLAS FUND       12/26/97            12/29/97                 12/31/97
NICHOLAS LIMITED
EDITION             12/29/97            12/30/97                 12/31/97
NICHOLAS EQUITY
INCOME              12/29/97            12/30/97                 12/31/97
NICHOLAS INCOME     12/29/97            12/30/97                 12/31/97


                        Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                          CANDACE L. LESAK
                           Vice President

                           MARK J. GIESE
                      Assistant Vice President

                          KATHLEEN A. EVANS
                      Assistant Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                          MARK J. GIESE
                      Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                    Custodian and Transfer Agent
                       FIRSTAR TRUST COMPANY
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                            Counsel
                      DAVIS & KUELTHAU, S.C.
                      Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSON LLP
                       Milwaukee, Wisconsin



        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.